American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2021

Short-Term Government - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES AND EQUIVALENTS — 71.8%
Iraq Government AID Bond, 2.15%, 1/18/22	700,000	709,459
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,289,060	2,465,840
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	1,905,948	2,054,881
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	12,371,590	13,307,087
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	9,055,656	9,762,007
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	2,894,892	3,125,528
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	675,678	742,148
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	3,808,151	4,145,684
U.S. Treasury Notes, 0.125%, 6/30/22	4,000,000	4,001,137
U.S. Treasury Notes, 0.125%, 7/31/22	5,000,000	5,001,367
U.S. Treasury Notes, 0.125%, 9/30/22	6,500,000	6,499,873
U.S. Treasury Notes, 0.125%, 10/31/22	6,500,000	6,498,477
U.S. Treasury Notes, 0.125%, 11/30/22	11,000,000	10,994,844
U.S. Treasury Notes, 1.625%, 12/15/22	4,000,000	4,085,547
U.S. Treasury Notes, 0.125%, 1/31/23	10,000,000	9,991,406
U.S. Treasury Notes, 0.125%, 2/28/23	24,000,000	23,972,813
U.S. Treasury Notes, 0.125%, 4/30/23	31,000,000	30,945,508
U.S. Treasury Notes, 0.25%, 6/15/23(1)	3,500,000	3,500,957
U.S. Treasury Notes, 0.125%, 9/15/23	8,000,000	7,972,187
U.S. Treasury Notes, 0.125%, 1/15/24	17,000,000	16,899,726
U.S. Treasury Notes, 0.375%, 4/15/24	26,000,000	25,971,562
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $191,702,505)		192,648,038
U.S. GOVERNMENT AGENCY SECURITIES — 14.4%
FHLB, 0.125%, 6/2/23	4,700,000	4,688,997
FHLMC, 0.375%, 5/5/23	12,900,000	12,936,406
FHLMC, 0.25%, 8/24/23	6,000,000	6,000,619
FHLMC, 0.25%, 9/8/23	1,200,000	1,199,227
FNMA, 2.00%, 1/5/22	3,465,000	3,499,099
FNMA, 0.25%, 5/22/23	10,000,000	10,001,948
Tennessee Valley Authority, 0.75%, 5/15/25	400,000	402,544
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $38,658,965)		38,728,840
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.8%
U.S. Government Agency Collateralized Mortgage Obligations — 10.8%
FHLMC, Series 3114, Class FT, VRN, 0.42%, (1-month LIBOR plus 0.35%), 9/15/30	319,679	321,114
FHLMC, Series 3149, Class LF, VRN, 0.37%, (1-month LIBOR plus 0.30%), 5/15/36	949,274	954,539
FHLMC, Series 3200, Class FP, VRN, 0.27%, (1-month LIBOR plus 0.20%), 8/15/36	593,788	593,368
FHLMC, Series 3206, Class FE, VRN, 0.47%, (1-month LIBOR plus 0.40%), 8/15/36	266,500	269,618
FHLMC, Series 3213, Class LF, VRN, 0.29%, (1-month LIBOR plus 0.22%), 9/15/36	825,557	826,516
FHLMC, Series 3231, Class FA, VRN, 0.47%, (1-month LIBOR plus 0.40%), 10/15/36	286,639	289,598
FHLMC, Series 3301, Class FA, VRN, 0.37%, (1-month LIBOR plus 0.30%), 8/15/35	267,980	268,761
FHLMC, Series 3380, Class FP, VRN, 0.42%, (1-month LIBOR plus 0.35%), 11/15/36	314,736	316,963
FHLMC, Series 3508, Class PF, VRN, 0.92%, (1-month LIBOR plus 0.85%), 2/15/39	112,087	114,591
FHLMC, Series 3587, Class FB, VRN, 0.85%, (1-month LIBOR plus 0.78%), 2/15/36	311,212	317,963
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	490,528	500,431
FHLMC, Series K039, Class A1 SEQ, 2.68%, 12/25/23	968,861	993,861
FHLMC, Series K043, Class A1 SEQ, 2.53%, 10/25/23	658,335	675,486
FHLMC, Series K722, Class A1 SEQ, 2.18%, 5/25/22	523,256	528,502

FHLMC, Series K725, Class A2 SEQ, 3.00%, 1/25/24	2,100,000	2,221,416
FHLMC, Series K726, Class A2 SEQ, 2.91%, 4/25/24	1,528,022	1,606,271
FHLMC, Series K739, Class A1 SEQ, 0.52%, 11/25/26	3,577,147	3,544,235
FHLMC, Series K742, Class A1 SEQ, 0.86%, 6/25/27	2,199,756	2,190,271
FHLMC, Series KF32, Class A, VRN, 0.46%, (1-month LIBOR plus 0.37%), 5/25/24	191,624	191,939
FHLMC, Series KF35, Class A, VRN, 0.44%, (1-month LIBOR plus 0.35%), 8/25/24	494,453	495,171
FHLMC, Series KIR1, Class A1 SEQ, 2.45%, 3/25/26	2,050,921	2,146,874
FHLMC, Series Q009, Class A, VRN, 0.44%, (1-month LIBOR plus 0.35%), 4/25/24	1,860,015	1,860,230
FNMA, Series 2004-28, Class FE, VRN, 0.44%, (1-month LIBOR plus 0.35%), 5/25/34	928,871	932,931
FNMA, Series 2006-11, Class FA, VRN, 0.39%, (1-month LIBOR plus 0.30%), 3/25/36	292,623	294,859
FNMA, Series 2006-60, Class KF, VRN, 0.39%, (1-month LIBOR plus 0.30%), 7/25/36	680,584	684,178
FNMA, Series 2006-72, Class TE, VRN, 0.39%, (1-month LIBOR plus 0.30%), 8/25/36	341,209	344,340
FNMA, Series 2008-9, Class FA, VRN, 0.59%, (1-month LIBOR plus 0.50%), 2/25/38	1,054,060	1,072,766
FNMA, Series 2009-33, Class FB, VRN, 0.91%, (1-month LIBOR plus 0.82%), 3/25/37	367,585	376,592
FNMA, Series 2009-89, Class FD, VRN, 0.69%, (1-month LIBOR plus 0.60%), 5/25/36	192,612	196,007
FNMA, Series 2016-11, Class FB, VRN, 0.66%, (1-month LIBOR plus 0.55%), 3/25/46	304,808	305,708
FNMA, Series 2016-M13, Class FA, VRN, 0.77%, (1-month LIBOR plus 0.67%), 11/25/23	98,608	98,937
FNMA, Series 2016-M2, Class FA, VRN, 0.95%, (1-month LIBOR plus 0.85%), 1/25/23	250,302	251,496
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	2,240,965	2,226,756
GNMA, Series 2010-14, Class QF, VRN, 0.52%, (1-month LIBOR plus 0.45%), 2/16/40	534,554	538,606
GNMA, Series 2016-68, Class MF, VRN, 0.39%, (1-month LIBOR plus 0.30%), 5/20/46	365,010	366,418
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,623,350)		28,917,312
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, VRN, 2.51%, (6-month LIBOR plus 2.26%), 3/1/24	9,403	9,428
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.25%), 9/1/35	95,881	102,307
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.14%), 10/1/36	49,212	52,688
FHLMC, VRN, 2.04%, (12-month LIBOR plus 1.67%), 12/1/36	24,014	24,217
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.26%), 4/1/37	36,613	39,017
FHLMC, VRN, 2.11%, (12-month LIBOR plus 1.78%), 5/1/40	34,509	34,930
FHLMC, VRN, 2.63%, (12-month LIBOR plus 1.88%), 7/1/40	63,439	67,001
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.76%), 9/1/40	29,579	30,804
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	42,032	43,863
FHLMC, VRN, 2.38%, (12-month LIBOR plus 1.88%), 10/1/41	162,549	163,820
FHLMC, VRN, 2.05%, (12-month LIBOR plus 1.65%), 12/1/42	85,281	89,754
FHLMC, VRN, 2.87%, (12-month LIBOR plus 1.63%), 1/1/44	201,916	210,728
FHLMC, VRN, 3.23%, (12-month LIBOR plus 1.62%), 6/1/44	113,933	118,935
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.60%), 10/1/44	56,910	59,424
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	142,053	148,706
FNMA, VRN, 2.20%, (1-year H15T1Y plus 2.08%), 5/1/22	2,474	2,480
FNMA, VRN, 2.33%, (1-year H15T1Y plus 2.12%), 8/1/23	904	908
FNMA, VRN, 3.03%, (1-year H15T1Y plus 2.28%), 5/1/25	11,261	11,280
FNMA, VRN, 1.75%, (6-month LIBOR plus 1.50%), 3/1/33	167,909	168,623
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	16,197	16,900
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	104,304	108,806
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	110,882	115,669
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	171,907	179,361
FNMA, VRN, 1.79%, (6-month LIBOR plus 1.54%), 9/1/35	78,695	82,039
FNMA, VRN, 1.80%, (6-month LIBOR plus 1.55%), 3/1/36	193,782	202,223
FNMA, VRN, 2.125%, (12-month LIBOR plus 1.75%), 11/1/39	164,586	169,873
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	11,378	11,847
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	69,904	73,751
FNMA, VRN, 2.50%, (12-month LIBOR plus 1.75%), 7/1/41	18,656	18,638

FNMA, VRN, 2.22%, (12-month LIBOR plus 1.74%), 5/1/42	1,633,826	1,729,075
FNMA, VRN, 2.06%, (12-month LIBOR plus 1.59%), 3/1/43	39,980	41,050
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.59%), 8/1/45	59,901	62,386
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	204,816	215,434
FNMA, VRN, 2.91%, (12-month LIBOR plus 1.61%), 4/1/46	90,649	95,630
FNMA, VRN, 2.77%, (12-month LIBOR plus 1.61%), 5/1/46	272,501	287,451
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	103,458	108,246
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	117,439	122,952
FNMA, VRN, 3.07%, (12-month LIBOR plus 1.60%), 9/1/47	214,501	225,800
GNMA, VRN, 2.625%, (1-year H15T1Y plus 2.00%), 11/20/21	117	118
		5,246,162
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	31,189	32,382
FNMA, 7.00%, 5/1/32	80,608	91,011
FNMA, 7.00%, 6/1/32	50,121	56,896
FNMA, 7.00%, 8/1/32	13,732	13,782
FNMA, 3.50%, 3/1/34	151,825	163,510
		357,581
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $5,500,133)		5,603,743
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $720,423), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $706,269)		706,269
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 5/15/43, valued at $1,199,572), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $1,176,001)		1,176,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	352,586	352,586
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,234,855)		2,234,855
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $266,719,808)		268,132,788
OTHER ASSETS AND LIABILITIES — 0.1%		344,482
TOTAL NET ASSETS — 100.0%		$268,477,270

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	178	September 2021	$21,970,484	$45,002
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.33%	2/8/26	$4,000,000	$524	$110,907	$111,431
CPURNSA	Receive	2.29%	2/24/26	$3,000,000	518	85,935	86,453
					$1,042	$196,842	$197,884

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $422,046.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities and Equivalents	—	192,648,038	—
U.S. Government Agency Securities	—	38,728,840	—
Collateralized Mortgage Obligations	—	28,917,312	—
U.S. Government Agency Mortgage-Backed Securities	—	5,603,743	—
Temporary Cash Investments	352,586	1,882,269	—
	352,586	267,780,202	—
Other Financial Instruments
Futures Contracts	45,002	—	—
Swap Agreements	—	197,884	—
	45,002	197,884	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.